Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39202
Entity Registrant Name	ANNOVIS BIO, INC.
Entity Central Index Key	0001477845
Entity Tax Identification Number	26-2540421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Lindenwood Drive
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	875-3192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ANVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false